Capital Structure - Narrative (Details)																1 Months Ended							6 Months Ended	12 Months Ended
		Mar. 13, 2023 USD ($) $ / shares	Mar. 09, 2023 $ / shares shares	Dec. 31, 2022 USD ($) Day $ / shares shares		Jan. 01, 2022 shares	Oct. 07, 2021 $ / shares shares	Aug. 12, 2021 officer shares	Jun. 09, 2021 USD ($) shares	Jun. 08, 2021 USD ($) $ / shares shares	Jun. 04, 2021 shares	Nov. 20, 2020 shares	Jun. 05, 2019 $ / shares shares	May 01, 2019 USD ($) $ / shares shares	Mar. 12, 2019 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($)	Jun. 30, 2019 shares	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Day $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 05, 2022 $ / shares	Jan. 07, 2022 Day $ / shares	Jun. 30, 2021 shares	Jun. 03, 2021 Day $ / shares shares	Jun. 19, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exchange ratio									10.28
Preferred stock, authorized (in shares)																							0			0
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001																				$ 0.0001
Preferred stock, outstanding (in shares)				0																			0	0		0
Common stock authorized (in shares)	[1]			30,000,000																			30,000,000	30,000,000		30,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	[1]		$ 0.0001																$ 0.0001 [1]	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001
Common stock issued (in shares)	[1]			15,054,431																			14,427,900	15,054,431		14,427,900
Common stock outstanding (in shares)	[1]			15,054,431																			14,427,900	15,054,431		14,427,900
Placement fee costs | $	[2]																									$ 3,300,000
Warrants outstanding (in shares)				1,811,749																				1,811,749
Warrant liabilities, noncurrent | $				$ 9,000																			$ 252,000	$ 9,000		252,000
Gain on fair value of warrant liabilities | $																								242,000		1,595,000
Forward share purchase liability | $				$ 0																			$ 18,051,000	0		18,051,000
Payments for repurchase of stock | $																								$ 18,521,000		0
Common stock reserved for issuance (in shares)				8,851,000																				8,851,000
Stock-based compensation | $																								$ 6,500,000		$ 1,000,000
Cloudbreak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares options (in shares)									1,576,670
Shares options | $									$ 99,000,000
Unvested options assumed (in shares)									134,943
Unvested options, fair value | $									$ 600,000
Cloudbreak 2015 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																																2,200,000
Unrecognized stock-based compensation expense related to stock options | $				$ 100,000																				$ 100,000
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant																							560,815			560,815
Common stock reserved for issuance (in shares)				1,086,452							1,642,081													1,086,452
Common stock reserved for issuance increase, percentage of common stock outstanding											5.00%
Additional shares authorized (in shares)						721,395
Restricted stock awards (RSA) | 2021 Equity Incentive Plan | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards outstanding | $																			$ 46,600,000
Restricted stock awards (RSA) | 2021 Equity Incentive Plan | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted/issued (in shares)																		2,862
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized (in years)																								1 year 10 months 9 days
Common stock reserved for issuance (in shares)				878,000																				878,000
Unrecognized stock-based compensation expense related to RSUs | $				$ 4,600,000																				$ 4,600,000
Restricted stock units (RSUs) | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted/issued (in shares)																							1,078,000	1,206,000
Outstanding awards (in shares)				878,000																			1,069,000	878,000		1,069,000				0
Restricted stock units (RSUs) | 2021 Equity Incentive Plan | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted/issued (in shares)								466,027
Number of individuals granted equity instruments | officer								2
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)				138,000																				138,000
Stock options | Cloudbreak 2015 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized (in years)				1 year 6 months 18 days
GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares													$ 0.0001
Stock dividend (in shares)																				0.0154		0.049
GigCapital2 Sponsor and Northland Gig2 Investment LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock outstanding (in shares)																						373,250
GigCapital2 Sponsor, Northland Gig2 Investment LLC, EarlyBirdCapital, Inc., and EarlyBird Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock outstanding (in shares)				430,750																				430,750
Thrasys | 2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards (in shares)				0																			0	0		0
Thrasys | Restricted stock awards (RSA) | 2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted/issued (in shares)												53,618
Thrasys | Restricted stock units (RSUs) | 2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted/issued (in shares)												342,732
KAF | Forward Share Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be repurchased (in shares)																							170,000			170,000					170,000
Number of business days required for notice | Day																													3		3
Authorized price per share (in dollars per share) | $ / shares																													$ 106.41		$ 103.02
Authorized monthly increase in price per share (in dollars per share) | $ / shares																													$ 0.846		0.846
Price per share, minimum price required to sell shares in the open market after closing (in dollars per share) | $ / shares																															$ 101
Price per share (in dollars per share) | $ / shares																							$ 100			$ 100
Forward share purchase liability | $																							$ 18,100,000			$ 18,100,000
Escrow deposit | $																	$ 18,100,000						18,100,000			18,100,000
Number of shares repurchased (in shares)				170,000												170,000
Payments for repurchase of stock | $																$ 18,100,000
Payments for interest | $																$ 400,000
Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares				$ 115																				$ 115
Period after completion of business combination (in days)																								30 days
Period from closing of offering (in months)																								12 months
Expiration period after completion of business combination (in years)																								5 years
Redemption price of warrants (in dollars per share) | $ / shares				0.1																				$ 0.1
Minimum redemption notice period (in days)																								30 days
Minimum stock price trigger for redemption (in dollars per share) | $ / shares				$ 180																				$ 180
Threshold trading days | Day				20																				20
Threshold trading days, period (in days)																								30 days
Warrants outstanding (in shares)				1,725,000																				1,725,000
Common stock reserved for issuance (in shares)				1,725,000																				1,725,000
Private Placement Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)				56,750																				56,750
Warrant liabilities, noncurrent | $				$ 6,000																			200,000	$ 6,000		200,000
Gain on fair value of warrant liabilities | $																								$ 200,000		300,000
Common stock reserved for issuance (in shares)				57,000																				57,000
PIPE Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)				29,999																				29,999
Warrant liabilities, noncurrent | $				$ 3,000																			$ 100,000	$ 3,000		100,000
Gain on fair value of warrant liabilities | $																								$ 100,000		$ 1,300,000
Common stock reserved for issuance (in shares)				30,000																				30,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)																	345,000
Option to purchase additional shares, period (in days)																	30 days
Over-Allotment Option | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													56,750
Founder Shares | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)															250,000
Price per share (in dollars per share) | $ / shares														$ 0.067	$ 0.1
Purchase price received on transaction | $															$ 25,000
Founder Shares | EarlyBirdCapital. Inc. | GigCapital2 Sponsor and Northland Gig2 Investment LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)																					6,804
Founder Shares | EarlyBird Group | GigCapital2 Sponsor and Northland Gig2 Investment LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)														3,196
Founder Shares | EarlyBirdCapital, Inc. and EarlyBird Group | GigCapital2 Sponsor and Northland Gig2 Investment LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price received on transaction | $														$ 6,700,000
Private Placement | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued or sold (in shares)			1,650,000
Price per share (in dollars per share) | $ / shares		$ 1.5
Purchase price received on transaction | $		$ 4,500,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 2.04
Number of additional shares			1,350,000
Private Placement | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)										300,000			49,250
Price per share (in dollars per share) | $ / shares										$ 100			$ 100
Purchase price received on transaction | $										$ 28,500,000
Placement fee costs | $										$ 1,500,000
Exercise price of warrants (in dollars per share) | $ / shares										$ 115			$ 115
Number of shares of common stock per unit (in shares)													1
Number of warrants per unit (in shares)													1
Number of rights per unit (in shares)													1
Number of securities called by warrants (in shares)										29,999
Number of warrants per ten shares (in shares)										1
Purchase price, gross | $										$ 30,000,000
Private Placement | EarlyBirdCapital. Inc. | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													2,990
Private Placement | GigCapital2 Sponsor | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													48,125
Private Placement | Northland Gig2 Investment LLC | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													5,635
Private Placement | Series A Warrants | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)			3,000,000
Warrant term			5 years
Warrant vesting term			6 months
Number of securities called by warrants (in shares)			3,000,000
Private Placement | Series B Warrants | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term			2 years
Warrant vesting term			6 months
Number of securities called by warrants (in shares)			3,000,000
Private Placement | Pre-Funded Warrants | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share (in dollars per share) | $ / shares		1.4999
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.0001
Second Private Placement | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													7,500
Price per share (in dollars per share) | $ / shares													$ 100
Private Placement, Private Underwriter Shares | Northland Gig2 Investment LLC | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													10,000
Price per share (in dollars per share) | $ / shares													$ 100
Second Private Placement, Private Underwriter Shares | Northland Gig2 Investment LLC | GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)													2,000
Price per share (in dollars per share) | $ / shares													$ 100
Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)							2,300,000
Price per share (in dollars per share) | $ / shares							$ 1.75
Public Offering and Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price received on transaction | $																	$ 46,300,000
Placement fee costs | $																	$ 3,300,000

[1]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.
[2]	(2) Amounts as of September 30, 2022 and before that date differ from those published in our prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.